Concentration of Credit Risk - Schedule of Customers Concentration Risk (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Customers Concentration Risk [Line Items]
Concentration risk, percentage		[1]			20.00%
Customer Concentration Risk [Member] | Customer A [Member] | Total revenue [Member]
Schedule of Customers Concentration Risk [Line Items]
Concentration risk, percentage		[1]	15.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Customers Concentration Risk [Line Items]
Concentration risk, percentage	20.00%					[1]
Customer Concentration Risk [Member] | Customer B [Member] | Total revenue [Member]
Schedule of Customers Concentration Risk [Line Items]
Concentration risk, percentage	23.00%			[1]
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Customers Concentration Risk [Line Items]
Concentration risk, percentage	11.00%			[1]
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier A [Member]
Schedule of Customers Concentration Risk [Line Items]
Concentration risk, percentage	34.00%		18.00%
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier B [Member]
Schedule of Customers Concentration Risk [Line Items]
Concentration risk, percentage	18.00%		16.00%
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier C [Member]
Schedule of Customers Concentration Risk [Line Items]
Concentration risk, percentage	11.00%			[1]
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier D [Member]
Schedule of Customers Concentration Risk [Line Items]
Concentration risk, percentage	10.00%			[1]
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier E [Member]
Schedule of Customers Concentration Risk [Line Items]
Concentration risk, percentage	10.00%			[1]
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier F [Member]
Schedule of Customers Concentration Risk [Line Items]
Concentration risk, percentage		[1]	15.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier A [Member]
Schedule of Customers Concentration Risk [Line Items]
Concentration risk, percentage	39.00%				27.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier B [Member]
Schedule of Customers Concentration Risk [Line Items]
Concentration risk, percentage	15.00%				11.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier D [Member]
Schedule of Customers Concentration Risk [Line Items]
Concentration risk, percentage	10.00%					[1]
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier E [Member]
Schedule of Customers Concentration Risk [Line Items]
Concentration risk, percentage	10.00%				21.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier F [Member]
Schedule of Customers Concentration Risk [Line Items]
Concentration risk, percentage		[1]			13.00%

[1]	Represented the percentage below 10%